Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
OPERATING ACTIVITIES
Net loss	$ (20,406,592)	$ (18,888,633)	$ (48,669,854)	$ (13,732,473)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,192,074	441,071	1,824,600	878,477
Non-cash interest expense	6,090	6,105	12,264	12,264
Stock-based compensation	(1,956,455)	7,175,780	11,177,858	3,958,480
Loss on disposal of fixed assets	13,647
Changes in operating assets and liabilities:
Accounts receivable	(484,857)	(1,072,910)	(20,000)
Prepaid expenses and other current assets	1,080,342	263,667	(1,021,852)	(719,302)
Other assets	27,347	(100,000)	(322,729)	(84,330)
Accounts payable	1,878,794	3,344,446	6,580,722	(96,403)
Accrued expenses	156,677	732,247	2,240,800	598,266
Income taxes payable	100,000	151,113	190,218	1,084,921
Deferred revenue	(989,788)	1,520,551	530,763	949,458
Other liabilities	312,227		1,010	130,173
Net cash used in operating activities	(19,070,494)	(6,426,563)	(27,476,200)	(7,020,469)
INVESTING ACTIVITIES
Purchase of property and equipment	(317,293)	(2,020,557)	(8,804,244)	(2,366,772)
Net cash used in investing activities	(317,293)	(2,020,557)	(8,804,244)	(2,366,772)
FINANCING ACTIVITIES
Proceeds from the sale of Series B redeemable preferred stock				252,000
Repurchase of Series A redeemable preferred stock		(226,001)	(226,001)	(4,128,000)
Proceeds from the sale of redeemable common stock				10,895,000
Proceeds from the sale of common stock	16,137,913		41,249,998	148,000
Proceeds from the sale of equity in noncontrolling interest			401,000
Proceeds from subscriptions receivable	4,280,149
Payments of capital leases obligations	(443,326)	(254,869)	(686,676)	(193,973)
Proceeds from debt				2,460,434
Repayment of debt	(364,348)	(375,754)	(725,598)	(753,531)
Payment of deferred offering costs	(200,000)
Proceeds from stockholder notes		8,380,252	10,880,252	6,000,000
Repayment of stockholder notes	(6,560,795)	(1,000,000)	(7,888,658)	(3,125,000)
Change in restricted cash	(1,110)		(2,211)	(3,383)
Proceeds from related party receivable	783,374
Deconsolidation of Sonnet Biotherapeutics, Inc.	(401,091)
Payment of employee tax withholdings related to the vesting of restricted stock	(71,760)			(23,153)
Payment of financing costs				(54,248)
Net cash provided by financing activities	13,159,006	6,523,628	43,002,106	11,474,146
Net increase in cash	(6,228,781)	(1,923,492)	6,721,662	2,086,905
Cash at beginning of year	9,070,975	2,349,313	2,349,313	262,408
Cash at end of year	2,842,194	425,821	9,070,975	2,349,313
Supplemental disclosure of cash flow information
Cash paid for interest	794,663	855,446	1,402,209	817,965
Cash paid for taxes	2,500	2,250	2,250	1,750
Supplemental schedule of noncash investing activities:
Purchases of property and equipment in accounts payable and accrued expenses	635,341	2,769,817	(2,770,730)	(215,907)
Supplemental schedule of noncash financing activities:
Accretion of redeemable preferred stock	1,969,953	2,105,693	4,306,488	3,588,996
Deemed dividend upon repurchase of Series A redeemable preferred stock in excess of carrying value		$ 1,215,000	(1,298,631)	(3,336,855)
Issuance of common and series A preferred stock to redeemable preferred stockholders and noncontrolling interests upon reincorporation	(11,894,638)
Reclassification of equity classified stock-based compensation	(15,118,584)			(364,187)
Issuance of notes upon repurchase of restricted stock and common stock				4,410,250
Issuance of subscription receivable upon sale of common stock			(4,280,149)
Distribution of common stock in Sonnet Biotherapeutics Inc. to stockholders			(221,154)
Issuance of capital lease obligations in connection with purchase of property and equipment	78,500		2,603,894	$ 215,908
Deferred offering costs and common stock issuance costs in accounts payable and accrued expenses	$ (1,111,845)		$ 2,310,961